Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of dividends [Abstract]
Disclosure of dividends

	Year ended December 31,
	2018	2017	2016
	US$ in millions
2018 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 18, 2019 and paid	$1,023	$—	$—
2018 final dividend of HK$1.00 (equivalent to US$0.127) per ordinary share declared on March 15, 2019	1,033	—	—
2017 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 19, 2018 and paid	—	1,023	—
2017 final dividend of HK$1.00 (equivalent to US$0.127) per ordinary share declared on May 25, 2018 and paid	—	1,030	—
2016 interim dividend of HK$0.99 (equivalent to US$0.128) per ordinary share declared on January 20, 2017 and paid	—	—	1,030
2016 final dividend of HK$1.00 (equivalent to US$0.129) per ordinary share declared on May 26, 2017 and paid	—	—	1,039
	$2,056	$2,053	$2,069